LORD ABBETT DEVELOPING GROWTH FUND, INC.




                                                              June 3, 1998




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Lord Abbett Developing Growth Fund Inc. (the "Fund")
         1933 Act File No. 2-62797
         1940 Act File No. 811-2871


Gentlemen:

         Pursuant to paragraph (j) of Rule 497 and the requirements of the current EDGAR Filer Manual and Regulation S-T, we certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of this section would not have differed from that contained in the most recent registration statement (Post-Effective Amendment No. 24) which was filed electronically on May 29, 1998.

         I trust the above is sufficient for your purposes.

                                                              Very truly yours,

                                                            /s/ Eva Posner

                                                              Eva Posner
                                                         Legal Assistant